Significant Accounting Policies - Summary of Statutory Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Mexico [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
United States [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	21.00%	21.00%	21.00%
United Kingdom [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	19.00%	19.00%	19.00%
France [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	25.80%	28.40%	32.00%
Germany [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	28.20%	28.20%	28.20%
Spain [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Philippines [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	25.00%	25.00%	30.00%
Israel [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	23.00%	23.00%	23.00%
Colombia [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	35.00%	31.00%	32.00%
Bottom of range [member] | Colombia [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Bottom of range [member] | Other [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Top of range [member] | Colombia [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	35.00%	35.00%	35.00%
Top of range [member] | Other [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	5.50%	5.50%	9.00%